Prepaid Expenses And Other Assets	12 Months Ended
Dec. 31, 2014
Prepaid Expense And Other Assets [Abstract]
Prepaid Expenses and Other Assets

(8) Prepaid Expenses and Other Assets

The following is a summary of prepaid expenses, deferred costs, and other assets as of December 31, 2014 and 2013:

	2014	2013
	(In thousands)
Prepaid Expenses, Deferred Costs, and Other Current Assets:
Prepaid expenses	$27,406	$12,412
Deferred costs and other current assets	7,102	7,747
Total	$34,508	$20,159

Prepaid Expenses, Deferred Costs, and Other Noncurrent Assets:
Prepaid expenses	$21,158	$7,892
Deferred costs	738	776
Other	704	350
Total	$22,600	$9,018

As of December 31, 2014, the Company had recorded $13.4 million as prepaid merchant commissions related to the Co-op Food ATM estate contract, which drove the majority of the year-over-year increase in the noncurrent prepaid expenses and other assets. This amount is being amortized over the life of the contract and the expense is recorded within the Cost of ATM operating revenues line in the Consolidated Statements of Operations.